Stock-based Compensation	12 Months Ended
Dec. 31, 2012
Stock-based Compensation [Abstract]
Stock-based Compensation
(10) Stock-based Compensation

Tempur-Pedic International has two stock-based compensation plans which provide for grants of non-qualified and incentive stock options, stock appreciation rights, restricted stock and stock unit awards, performance shares, stock grants and performance based awards to employees, non-employee directors, consultants and Company advisors. The plans under which equity awards may be granted are the 2002 Option Plan and the Amended and Restated 2003 Equity Incentive Plan, as amended, (the "2003 Plan").  Tempur-Pedic International also has a stock-based compensation plan which permits eligible employees to purchase its shares at a discounted price, subject to certain guidelines set forth by its 2003 Employee Stock Purchase Plan, as amended ("ESPP"). It is the policy of the Company to issue stock out of Treasury shares upon issuance or exercise of share-based awards. The Company believes that awards and purchases made under these plans better align the interests of the plan participants with those of its stockholders.

The 2002 Option Plan was adopted on November 1, 2002 and provides for grants of stock options to purchase shares of common stock to employees and directors of the Company. Options granted under the 2002 Option Plan that qualify as incentive stock options, as defined by the Internal Revenue Code of 1986, as amended (the "Code"), must have an exercise price of not less than the fair market value of Tempur-Pedic International's common stock at the date of grant. Options granted under the 2002 Option Plan provided for vesting terms as determined by the Board of Directors at the time of grant, which are generally based on 4 years of continuous service. Options can be exercised up to 10 years from the grant date and up to 5 years from the grant date for any stockholders who own 10.0% or more of the total combined voting power of all shares of stock of Tempur-Pedic International.  Upon the exercise of all outstanding options under the 2002 Option Plan, Tempur-Pedic International will issue a maximum of 6.5 million shares of common stock, subject to certain adjustment provisions. In December 2003, the Company's Board of Directors adopted a resolution that prohibited further grants under the 2002 Stock Option Plan.

The ESPP permits eligible employees to purchase up to certain limits, as set forth in the ESPP, of Tempur-Pedic International's common stock annually over the course of two semi-annual offering periods at a price of no less than 85.0% of the price per share of Tempur-Pedic International's common stock either at the beginning or the end of each six-month offering period, whichever is less. The Compensation Committee of the Board of Directors administers the ESPP. The Board of Directors may amend or terminate the ESPP. The ESPP is intended to comply with the requirements of Section 423 of the Code. The Company may issue a maximum of 0.5 million shares of its common stock under the ESPP. Effective February 1, 2010, the Company suspended offerings under the ESPP indefinitely.

The 2003 Plan is administered by the Compensation Committee of the Board of Directors, which, together with the Board of Directors, has the exclusive authority to administer the 2003 Plan, including the power to determine eligibility to receive awards, the types and number of shares of stock subject to the awards, the price and timing of awards and the acceleration or waiver of any vesting and performance of forfeiture restrictions, in each case subject to the terms of the 2003 Plan. Any of the Company's employees, non-employee directors, consultants and Company advisors, as determined by the Compensation Committee, may be selected to participate in the 2003 Plan. Tempur-Pedic International may issue a maximum of 11.5 million shares of its common stock under the 2003 Plan.

In 2010, the Compensation Committee of the Board of Directors approved the terms of a Long-Term Incentive Program ("LTIP"), established under the 2003 Plan. The LTIP awards consist of a mix of stock options and PRSUs. Shares with respect to the PRSUs will be granted and vest following the end of the applicable performance period and achievement of applicable performance metrics as determined by the Compensation Committee of the Board of Directors.

The Company's stock-based compensation expense for the year ended December 31, 2012 included PRSUs, stock options, RSUs and DSUs. A summary of the Company's stock-based compensation expense is presented below:

(in millions)	Year Ended
	December 31,
	2012	2011
PRSU (benefit) expense	$(0.9)	$9.5
Option expense	4.4	5.2
RSU/DSU expense	2.2	2.0
Total stock-based compensation expense	$5.7	$16.7

The Company granted PRSUs during the years ended December 31, 2012 and 2011. Actual payout under the PRSUs is dependent upon the achievement of certain financial goals, based on net sales and earnings before interest and taxes (EBIT) margin targets. The Company recorded a benefit in the accompanying Consolidated Statements of Income of $10.3 million, for the year ended December 31, 2012, after re-evaluation of the probability of meeting certain required financial metrics. A summary of the Company's PRSU activity and related information for the years ended December 31, 2012 and 2011 is presented below.

The following table shows the PRSUs granted under the LTIP:

(shares in millions)
	Performance period	Target shares granted	(1)	Weighted-average fair value per share
Year ended 2012	January 1, 2012 – December 31, 2014	0.1		$71.52
Year ended 2011	January 1, 2011 – December 31, 2013	0.1		$46.68
Year ended 2010	January 1, 2010 – December 31, 2012	0.1		$28.48
(1)	At the end of the performance period, the actual number of shares issuable can range from zero to 300.0% of the target shares granted, which is assumed to be 100.0%.

A summary of the Company's PRSU activity and related information for the years ended December 31, 2012 and 2011 is presented below

(shares in millions)
	Shares	Weighted Average Grant Date Fair Value

Awards unvested at December 31, 2010	0.1	28.48
Granted	0.2	46.68
Vested	—	—
Forfeited	—	—
Awards unvested at December 31, 2011	0.3	$37.93
Granted (1)	0.4	71.52
Vested (1)	(0.4)	28.48
Forfeited	—	—

Awards unvested at December 31, 2012	0.3	$58.52
(1)	The current year includes approximately 0.3 million additional shares from the 2010 PRSU grant due to exceeding the initial 100.0% target.

During the year no PRSUs transferred ownership. The aggregate intrinsic value of PRSUs outstanding as of December 31, 2012 was $21.0 million.

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options granted. The assumptions used in the Black-Scholes pricing model for the years ended December 31, 2012, 2011 and 2010 are set forth in the following table. Expected volatility is based on the unbiased standard deviation of Tempur-Pedic International's common stock over the option term. The expected life of the options represents the period of time that the Company expects the options granted to be outstanding. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of the grant of the option for the expected term of the instrument. The dividend yield reflects an estimate of dividend payouts over the term of the award.

Year Ended
December 31,
	2012	2011	2010
Expected volatility range of stock	49 -73%	72 - 74%	69 - 84%
Expected life of option, range in years	2.0 – 4.0	3.0 - 4.0	2.0 - 5.0
Risk-free interest rate range	0.3 – 0.7%	0.7 - 1.7%	1.0 - 2.7%
Expected dividend yield on stock	0.4 – 1.3%	0.0 - 0.7%	0.0 - 1.6%

A summary of the Company's unvested shares relating to stock options as of December 31, 2012 and 2011 and changes during the years ended December 31, 2012 and 2011 are presented below:

(shares in millions)
	Shares	Weighted Average Grant Date Fair Value

Options unvested at December 31, 2010	2.4	$4.57
Granted	0.9	25.76
Vested	(1.1)	5.01
Forfeited	(0.5)	4.59

Options unvested at December 31, 2011	1.3	$5.44
Granted	0.4	35.75
Vested	(0.8)	11.49
Forfeited	—	—

Options unvested at December 31, 2012	0.9	$23.49

A summary of the Company's stock option activity under the 2002 Option Plan and 2003 Plan for the years ended December 31, 2012 and 2011 is presented below:

(in millions, except exercise price and years)
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Options outstanding at December 31, 2010	5.2	$13.31
Granted	0.1	49.19
Exercised	(1.8)	19.27
Terminated	(0.1)	11.61

Options outstanding at December 31, 2011	3.4	$11.15
Granted	0.4	35.75
Exercised	(0.9)	12.61
Terminated	—	—

Options outstanding at December 31, 2012	2.9	$17.00	6.10	39.6

Options exercisable at December 31, 2012	2.0	$14.02	5.28	35.5

The aggregate intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $29.8 million, $59.2 million and $29.9 million, respectively.

The Company granted 0.01 million DSUs during the year ended December 31, 2012. No RSUs were granted during the year ended December 31, 2012.  At December 31, 2012, the Company had 0.2 million of unvested DSUs/RSUs. The aggregate intrinsic value of RSU and DSUs outstanding as of December 31, 2012 was $6.1 million.

A summary of total unrecognized stock-based compensation expense based on current performance estimates related to the options and DSUs granted during the year ended December 31, 2012 is presented below:

(in millions, except years)
	December 31, 2012	Weighted Average Remaining Vesting Period (Years)
Unrecognized stock option expense	4.8	1.46
Unrecognized DSU expense	0.2	0.33
Total unrecognized stock-based compensation expense	$5.0	1.42

Cash received from options exercised under all stock-based compensation plans, including cash received from options issued from treasury shares for the years ended December 31, 2012, 2011 and 2010 was $11.4 million, $26.3 million, and $28.6 million, respectively.